OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - Reserve of change in value of foreign currency basis spreads [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency translation reserve
Beginning Balance	£ (164)	£ (156)	£ (124)
Currency translation differences arising in the year	(12)	(8)	(21)
Foreign currency gains on net investment hedges (tax: £nil)			(11)
Ending Balance	£ (176)	£ (164)	£ (156)